UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☐

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002136985

INCREF 2026-FL3 LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________

Central Index Key Number of underwriter (if applicable): __________

Courtney Popelka, 972-715-5887

(Name and telephone number, including area code,
of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated June 4, 2026, of KPMG LLP, obtained by the sponsor, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 4, 2026	Invesco CMI Investments, L.P.

By: Invesco CMI Investments GP, LLC, its general partner

	By:	/s/ Jaime Kelley
		Name:	Jaime Kelley
		Title:	Proper Officer

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Agreed-Upon Procedures Report, dated June 4, 2026, of KPMG LLP.